Subsequent events - Text Details (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2022
Subsequent events [Line Items]
Number of employees reduced	3,000	6,000	4,000
Announcing or commencing implementation of major restructuring [member]
Subsequent events [Line Items]
Description of nature of non-adjusting event after reporting period	EUR 470 million